Current and deferred income tax liability (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	$ (25,621)	$ (30,737)
Change in deferred tax liability	(2,525)	5,116
Ending Balance	(28,146)	(25,621)
Property, Plant, and equipment
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(816)	(1,666)
Change in deferred tax liability	341	850
Ending Balance	(475)	(816)
Inventory
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(1,178)	(2,098)
Change in deferred tax liability	(2,892)	920
Ending Balance	(4,070)	(1,178)
Provisions
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	3,726	2,756
Change in deferred tax liability	(194)	970
Ending Balance	3,532	3,726
Decommissioning liabilities
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	5,002	3,904
Change in deferred tax liability	1,632	1,098
Ending Balance	6,634	5,002
Mining royalties
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	1,615	1,464
Change in deferred tax liability	103	151
Ending Balance	1,718	1,615
Mining assets
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	(42,554)	(41,965)
Change in deferred tax liability	157	(589)
Ending Balance	(42,397)	(42,554)
Other Items
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	2,298	316
Change in deferred tax liability	(1,000)	1,982
Ending Balance	1,298	2,298
Non-capital losses
Disclosure Of Deferred Income Taxes [Roll Forward]
Begining Balance	6,286	6,552
Change in deferred tax liability	(672)	(266)
Ending Balance	$ 5,614	$ 6,286